Intangible Assets and Goodwill - Summary of Key Assumptions Used in Calculating Recoverable Amount (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key Assumptions Used In Calculating Recoverable Amount [abstract]
Discount rate (pre-tax)	8.40%	8.20%
Terminal value growth rate	0.90%	1.10%
Budgeted Adjusted EBITDA growth rate throughout the forecast	0.00%	0.00%